Derivative Instruments - Derivative Gain (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended				12 Months Ended
	Mar. 31, 2017	Mar. 31, 2015	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	$ (7,000)	$ (34,700)
Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			$ (2,000)		$ (11,000)		$ (5,934)	$ (41,722)	$ (119,401)
Liquefaction Supply Derivatives [Member] | LNG revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net							(8)	0	0
Liquefaction Supply Derivatives [Member] | Cost (cost recovery) of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			$ (39,000)	[1]	$ (4,000)	[1]	42,172	32,503	342
Natural Gas Derivative [Member] | Operating and maintenance expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net							$ 150	$ 1,842	$ 860

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery.